Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

New systems	3,890,154	4,127,433	4,109,439
Used systems	102,975	115,357	127,744
Net system sales	3,993,129	4,242,790	4,237,183

Schedule of Net System Sales Per Technology
Net system sales per technology were as follows:

Year ended December 31
(in thousands)	Net system sales in units	Net system sales in EUR
2015
EUV	1	70,473
ArFi	67	3,238,452
ArF dry	9	107,522
KrF	74	747,740
I-line	18	72,996
Total	169	4,237,183

2014
EUV	5	299,845
ArFi	76	3,477,718
ArF dry	3	32,611
KrF	38	381,436
I-line	14	51,180
Total	136	4,242,790

2013
EUV	1	60,100
ArFi	77	3,120,719
ArF dry	2	38,019
KrF	64	720,053
I-line	13	54,238
Total	157	3,993,129

Net Sales and Long-lived Assets by Geographic Region
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in thousands)	EUR	EUR
2015
Japan	668,381	3,209
Korea	1,971,650	11,626
Singapore	121,390	422
Taiwan	1,551,512	60,029
Rest of Asia	543,976	3,485
Netherlands	3,521	1,229,800
Rest of Europe	211,038	1,313
United States	1,215,907	310,794
Total	6,287,375	1,620,678

2014
Japan	477,110	3,695
Korea	1,624,059	16,684
Singapore	132,593	879
Taiwan	1,124,883	60,241
Rest of Asia	405,576	3,807
Netherlands	1,334	1,124,632
Rest of Europe	196,332	1,322
United States	1,894,390	236,263
Total	5,856,277	1,447,523

2013
Japan	201,664	3,340
Korea	1,286,509	16,155
Singapore	139,313	1,109
Taiwan	2,221,426	48,427
Rest of Asia	478,234	3,742
Netherlands	11,525	969,192
Rest of Europe	187,030	2,600
United States	719,625	173,275
Total	5,245,326	1,217,840